Investments in Equity Investees - Summary of the Group's balances of investment in equity investees (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity Method Investments And Cost Method Investments [Line Items]
Equity Method Investments	¥ 0		¥ 0	¥ 0
Total Investment	1,678,351	$ 263,370	875,205
Plus Corp Plus [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Investments without Readily Determinable Fair Value	1,007,361		460,959
Jiayibingding Beijing E Commerce Limited [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Investments without Readily Determinable Fair Value	350,000		280,000
Guizhou Fubao Digital Venture Capital Partnership [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Method Investments	318,588		0
Others [Member]
Equity Method Investments And Cost Method Investments [Line Items]
Equity Investments without Readily Determinable Fair Value	879		69,906
Equity Method Investments	¥ 1,523		¥ 64,340